Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue, net Revenue					$ 65,000	$ 10,000
Total revenue					65,000	10,000
Cost of goods sold:
Cost of goods sold					5,200	800
Total cost of goods sold					5,200	800
Gross profit					59,800	9,200
Operating expenses:
Research and development	513,699	273,671	1,065,825	643,604	1,432,614	609,270
General and administrative	1,168,264	1,263,299	2,581,856	2,084,011	3,994,710	1,855,731
Total operating expenses	1,681,963	1,536,970	3,647,681	2,727,615	5,427,324	2,465,001
Loss from operations	(1,681,963)	(1,536,970)	(3,647,681)	(2,727,615)	(5,367,524)	(2,455,801)
Other income (expense), net
Interest expense, net	(7,899)	(10,841)	(11,172)	(71,122)	(79,089)	(347,145)
Loss on conversion of notes				(92,959)	(92,959)
Interest income	78,216	67,413	143,413	85,751	183,703	459
Total other income (expense), net	70,317	56,572	132,241	(78,330)	11,655	(346,686)
Net loss	(1,611,646)	(1,480,398)	(3,515,440)	(2,805,945)	$ (5,355,869)	$ (2,802,487)
Deemed dividend related to warrant exercise price adjustment			(16,774)
Net loss attributable to common stockholders	$ (1,611,646)	$ (1,480,398)	$ (3,532,214)	$ (2,805,945)
Net loss per common share attributable to common stockholders basic	$ (0.20)	$ (0.24)	$ (0.46)	$ (0.51)	$ (0.89)	$ (0.70)
Net loss per common share attributable to common stockholders diluted	$ (0.20)	$ (0.24)	$ (0.46)	$ (0.51)	$ (0.89)	$ (0.70)
Weighted average number of shares outstanding - basic	8,124,834	6,055,537	7,756,671	5,451,138	6,049,819	4,009,852
Weighted average number of shares outstanding - diluted	8,124,834	6,055,537	7,756,671	5,451,138	6,049,819	4,009,852